REVENUE AND COST OF SALES (Tables)	3 Months Ended
Mar. 31, 2026
REVENUE AND COST OF SALES
Schedule of disaggregation of revenue
	March 31, 2026	March 31, 2025
Concentrate sales	$41,993	$15,761
Provisional pricing adjustments	(2,560)	3,075
	$39,433	$18,836

Schedule of cost of sales
	March 31, 2026	March 31, 2025
Production costs	$12,720	$7,440
Depreciation and depletion	3,295	834
	$16,015	$8,274